Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2024
Nature of Operations and Going Concern
Nature of Operations and Going Concern

1. Nature of Operations and Going Concern

Canagold Resources Ltd. (the “Company”), a company incorporated under the laws of British Columbia on January 22, 1987, is in the mineral exploration business and has not yet determined whether its mineral property interests contain reserves. The recoverability of amounts capitalized for mineral property interests is dependent upon the existence of reserves in its mineral property interests, the ability of the Company to arrange appropriate financing and receive necessary permitting for the exploration and development of its mineral property interests, and upon future profitable production or proceeds from the disposition thereof. The address of the Company’s registered office is #1500 – 1055 West Georgia Street, Vancouver, BC, Canada, V6E 4N7 and its principal place of business is #1250 – 625 Howe Street, Vancouver, BC, Canada, V6C 2T6.

The Company has no operating revenues, has incurred a significant net loss of $1.1 million in 2024 (2023 - $3.1 million and 2022 - $2.7 million) and has a deficit of $56.6 million as at December 31, 2024 (2023 – 55.5 million and 2022 - $52.8 million).In addition, the Company has negative cash flows from operations. These consolidated financial statements have been prepared on a going concern basis, which assumes the realization of assets and repayment of liabilities in the normal course of business. The Company’s ability to continue as a going concern is dependent on the ability of the Company to raise debt or equity financings, and the attainment of profitable operations. Management continues to find opportunities to raise the necessary capital to meet its planned business objectives and continues to seek financing opportunities. There can be no assurance that management’s plans will be successful. These matters indicate the existence of material uncertainties that may cast substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern, and such adjustments could be material.